Network, Operation and Support Expenses - Summary of Network, Operation and Support Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Network operations and support expenses	¥ 54,507	$ 8,378	¥ 51,167	¥ 42,308
Network, operation and support expenses [member]
Disclosure of analysis of income and expense [Line Items]
Repairs and maintenance	10,531		11,150	13,178
Power and water charges	14,853		13,898	13,103
Others	1,875		1,453	1,459
Network, operation and support expenses [member] | Property, plant and equipment [member]
Disclosure of analysis of income and expense [Line Items]
Operating lease charges	10,724		9,779	11,642
Network, operation and support expenses [member] | China Tower Corporation Limited [member]
Disclosure of analysis of income and expense [Line Items]
Operating lease and other service charges	¥ 16,524		¥ 14,887	¥ 2,926